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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2004
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel                   Washington, DC                5/14/04
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                                   31-Mar-04

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
                                                                                                                 Voting Authority
                                   Title                                                                        -----------------
                                    of                    Value      Shares/ Sh/  Put/  Invstmt    Other
Name of Issuer                     class       CUSIP     (x$1000)    Prn Amt Prn  Call  Dscretn   Managers    Sole   Shared  None
------------------------------     -----     ---------    -------   -------- ---  ----  -------   ---------   -----  ------  -----

Abbott Laboratories                COM       002824100       389      9470   SH           Sole                9470
American Express Company           COM       025816109       233      4500   SH           Sole                4500
American International Group       COM       026874107       738     10347   SH           Sole               10347
Berkshire Hathaway Class A         COM       084670108     28270       303   SH           Sole                 303
Berkshire Hathaway Class B         COM       084670207     41324     13283   SH           Sole               13283
CCC Information Services           COM       12487Q109     18332   1012242   SH           Sole             1012242
Coca-Cola Company                  COM       191216100      1054     20956   SH           Sole               20956
Dover Corp.                        COM       260003108      6989    180257   SH           Sole              180257
Duke Energy Company                COM       264399106     89135   3944042   SH           Sole             3944042
ExxonMobil Corporation             COM       30231G102       371      8924   SH           Sole                8924
Fairfax Financial Hldgs LTD        COM       303901102     55963    360560   SH           Sole              360560
Federal Home Loan Mortgage Cor     COM       313400301      1013     17156   SH           Sole               17156
First Data Corp                    COM       319963104       309      7338   SH           Sole                7338
Gannett Inc.                       COM       364730101     15440    175178   SH           Sole              175178
General Electric Company           COM       369604103      5712    187146   SH           Sole              187146
Harley-Davidson                    COM       412822108       213      3985   SH           Sole                3985
Heineken Holdings NV Shs A         COM       N39338152       798     22100   SH           Sole               22100
HomeFed Corp                       COM       43739D307      1133     32744   SH           Sole               32744
Johnson & Johnson                  COM       478160104      6090    120066   SH           Sole              120066
Leucadia National Corporation      COM       527288104     31724    595429   SH           Sole              595429
Lindt & Sprungli                   COM                       248       280   SH           Sole                 280
Martin Marietta Materials          COM       573284106     81175   1758552   SH           Sole             1758552
Merck & Co., Inc.                  COM       589331107      1096     24805   SH           Sole               24805
Mohawk Industries                  COM       608190104     23683    287586   SH           Sole              287586
Nestle ADR (Regular Shares)        COM       641069406      1028     16137   SH           Sole               16137
Nestle SA Cham et Vevey (Regis     COM       H57312466       586      2300   SH           Sole                2300
Nike Inc Cl B                      COM       654106103       330      4240   SH           Sole                4240
Odyssey Re Holdings                COM       67612W108     81202   3007495   SH           Sole             3007495
PepsiCo, Inc.                      COM       713448108       530      9850   SH           Sole                9850
Pfizer Inc.                        COM       717081103      1785     50932   SH           Sole               50932
Sealed AirCorp                     COM       81211K100     19643    394997   SH           Sole              394997
State Street Corp                  COM       857477103       620     11890   SH           Sole               11890
Student Loan Corp                  COM       863902102       380      2450   SH           Sole                2450
TJX Companies Inc                  COM       872540109     38228   1556518   SH           Sole             1556518
Washington Mutual Inc              COM       939322103     72614   1700159   SH           Sole             1700159
Washington Post Co Cl B            COM       939640108      4531      5123   SH           Sole                5123
Wells Fargo & Company              COM       949740104     28515    503169   SH           Sole              503169
White Mountains Insurance Grou     COM       G9618E107    133811    255121   SH           Sole              255121
Wyeth                              COM       983024100       205      5456   SH           Sole                5456
YUM! Brands Inc                    COM       988498101     89203   2348071   SH           Sole             2348071
REPORT SUMMARY                     40 DATA RECORDS   884643                   0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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